UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CrossCap Management, Inc

Address: 5851 San Felipe, Suite 230
	Houston, TX 77057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Doug J. Jegi
Title:     Chief Compliance Officer
Phone:     713-781-1000


Signature, Place, and Date of Signing:

     /s/ Doug J. Jegi, Houston, TX,     August 7, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   54

Form13F Information Table Value Total:     $   78,709(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American National Insur        COM              028591105     1875    19126 SH       Sole                    13891              5235
Anadarko Petro Corp            COM              032511107     1627    21741 SH       Sole                    18694              3047
Archer Daniels Midland         COM              039483102      351    10400 SH       Sole                                      10400
BJ Services                    COM              055482103     3213   100582 SH       Sole                    84843             15739
BP Plc                         COM              055622104      408     5866 SH       Sole                                       5866
Bally Technologies Inc         COM              05874b107     2250    66556 SH       Sole                    57200              9356
Bois D Arc Energy              COM              09738u103      207     8500 SH       Sole                                       8500
Boston Scientific Corp         COM              101137107     2651   215679 SH       Sole                   185504             30175
C.R. Bard                      COM              067383109      317     3600 SH       Sole                                       3600
Cardica                        COM              14141r101      117    13800 SH       Sole                                      13800
Central Fund of Canada         COM              153501101      154    11900 SH       Sole                                      11900
ChevronTexaco Corp             COM              166764100      443     4466 SH       Sole                                       4466
Coca Cola Co                   COM              191216100      264     5080 SH       Sole                                       5080
Commercial Metals Corp         COM              201723103     4403   116800 SH       Sole                   100400             16400
Crown Castle Inc               COM              228227104     2421    62516 SH       Sole                    53782              8734
Devon Energy Corp              COM              25179m103      215     1790 SH       Sole                                       1790
DirecTV Corp                   COM              25459l106     2945   113672 SH       Sole                    97785             15887
EOG Resources                  COM              26875p101     2410    18366 SH       Sole                    15818              2548
El Paso Corp                   COM              28336L109      502    23100 SH       Sole                                      23100
Elixir Gaming Tech             COM              28661g105      956   797000 SH       Sole                   685721            111279
Exxon Mobil Corp               COM              30231G102     1726    19588 SH       Sole                                      19588
Flowers Foods                  COM              343498101     1848    65221 SH       Sole                    56083              9138
Graftech International         COM              384313102     3258   121434 SH       Sole                   104443             16991
Helix Energy Solutions         COM              42330p107     4873   117032 SH       Sole                   100647             16385
Hilltop Holdings Incc          COM              432748101     3223   312623 SH       Sole                   268909             43714
Image Tech Labratories         COM              45247A105        7   150000 SH       Sole                                     150000
Johnson & Johnson              COM              478160104      275     4270 SH       Sole                                       4270
Limco Piedmont                 COM              53261t109     1398   321411 SH       Sole                   249003             72408
Luby's                         COM                            1091   178866 SH       Sole                   153810             25056
Meridian Resources             COM              58911q109       29    10000 SH       Sole                                      10000
NRG Energy Inc                 COM              629377508     3874    90293 SH       Sole                    77653             12640
Newmarket Corp                 COM              651587107     2626    39647 SH       Sole                    34090              5557
Nyfix                          COM              670712108      103    26200 SH       Sole                                      26200
Oklahoma Gas & Elec            COM              670837103     2863    90293 SH       Sole                    77653             12640
Pepsico Inc                    COM              713448108      247     3880 SH       Sole                                       3880
Petrosearch - Registered       COM              prsgrt          21    38732 SH       Sole                    38732
Phillip Morris Int'l           COM                             268     5435 SH       Sole                                       5435
Procter & Gamble Co            COM              742718109      212     3487 SH       Sole                                       3487
Progressive Gaming             COM              74332S102       53    42284 SH       Sole                                      42284
Proshares Ultra Short          COM              74347R883     1180    17700 SH       Sole                                      17700
Rowan Cos Inc                  COM              779382100     1954    41795 SH       Sole                    35950              5845
Sharps Compliance              COM              820017101      749   272400 SH       Sole                   254791             17609
Sonoco Products                COM              835495102     2633    85065 SH       Sole                    73022             12043
Sterling Bancshs Inc           COM              858907108     1982   218031 SH       Sole                   161700             56331
Stonegate Bank                 COM              861811107      900   116050 SH       Sole                    87300             28750
Superior Energy Svc            COM              868157108     4384    79500 SH       Sole                    68400             11100
Target Corp                    COM              87612E106     1552    33389 SH       Sole                    27700              5689
Teradyne Corp                  COM              880770102     1389   125486 SH       Sole                   107851             17635
Texas Capital Banc             COM              88224q107     1453    90832 SH       Sole                    78127             12705
Texas Industries Inc           COM              882491103     1315    23429 SH       Sole                    20132              3297
Triarc Companies B             COM              895927309       63    10000 SH       Sole                                      10000
Tyson Foods Inc                COM              902494103     2048   137100 SH       Sole                    97500             39600
Verifone Holdings              COM              92342y109     1379   115361 SH       Sole                    99223             16138
Xponential Corp                COM              98415T109        4    29627 SH       Sole                                      29627